Contingent Earnout Liability (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 10, 2023 USD ($) Integer $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Class of Warrant or Right [Line Items]
Warrant and SEPA liabilities	$ 28,900	$ 9,459		$ 8,316	$ 17,100
Contingent earnout liability	$ 28,900	8,221		7,401	18,632
Derivative instrument, contingent consideration, liability, earnout period	5 years
Gain (loss) on change in fair value		$ (758)	$ 2,521	$ (2,777)	$ (10,855)
Minimum [Member]
Class of Warrant or Right [Line Items]
Earnout period, threshold trading days | Integer	20
Maximum [Member]
Class of Warrant or Right [Line Items]
Earnout period, threshold trading days | Integer	30
Earnout period, threshold consecutive trading days | Integer	30
Derivative Instrument Period One [Member]
Class of Warrant or Right [Line Items]
Earnout shares vesting percentage	0.25
Earnout shares vesting requirement, weighted average price per share | $ / shares	$ 15.00
Derivative Instrument Period Two [Member]
Class of Warrant or Right [Line Items]
Earnout shares vesting percentage	0.25
Earnout shares vesting requirement, weighted average price per share | $ / shares	$ 20.00
Derivative Instrument Period Three [Member]
Class of Warrant or Right [Line Items]
Earnout shares vesting percentage	0.25
Earnout shares vesting requirement, weighted average price per share | $ / shares	$ 25.00
Derivative Instrument Period Four [Member]
Class of Warrant or Right [Line Items]
Earnout shares vesting percentage	0.25
Earnout shares vesting requirement, weighted average price per share | $ / shares	$ 30.00
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Contingent earnout liability, measurement input		0		(0)	(0)
Contingent Earnout Liability [Member]
Class of Warrant or Right [Line Items]
Changes in fair value of warrant SEPA, and revenue base redemption liabilities				$ 11,200	$ 10,300
Gain (loss) on change in fair value		$ (800)	$ (4,000)
Contingent Earnout Liability [Member]
Class of Warrant or Right [Line Items]
Shares unvested | shares	3,125,000